Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	The only changes to the financial statements are to Note 14 to the unaudited condensed financials statements as of and for the three months ended March 31, 2013 and to Note 18 to the Consolidated Financial Statements as of and for the years ended December 31, 2012 and December 31, 2011 to insert the names of certain subsidiary guarantors whose names were inadvertently omitted.
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	DRIVETIME AUTOMOTIVE GROUP INC
Entity Central Index Key	0001012704
Entity Filer Category	Non-accelerated Filer